Note 5 - Revenue from Contracts with Customers (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Revenue by timing
Over time	$413	$—	$1,236	$1,524
Point-in time	783	2,158	3,144	3,022
Total revenue	$1,196	$2,158	$4,380	$4,546
	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Revenue by geography (1) (2)
Asia Pacific	$82	$232	$351	$1,946
Europe	513	43	1,506	80
North America	588	1,817	2,467	2,435
South America	13	66	56	85
Total revenue	$1,196	$2,158	$4,380	$4,546

	Year Ended December 31,
	2022	2021
Revenue by geography (1)
Asia Pacific	$1,531	$3,988
North America	3,438	201
Other	1,043	58
Total revenue	$6,012	$4,247

Contract with Customer, Contract Asset, Contract Liability, and Receivable [Table Text Block]
	September 30,	December 31,
	2023	2022
Non-current	$1,000	$1,000
Current	3,286	1,941
Total	$4,286	$2,941

	December 31,
	2022	2021
Non-current	$1,000	$1,000
Current	1,941	935
Total	$2,941	$1,935

Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Table Text Block]
	Within 1 Year	Years 2	Years 3	Thereafter
Remaining performance obligations	$6,852	$5,648	$5,005	$1,000

	Within 1 Year	Years 1-2	Years 2-3	Thereafter
Remaining performance obligations	$6,422	$11,296	$3,860	$—